INVESTMENTS IN UNCONSOLIDATED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2015
INVESTMENTS IN UNCONSOLIDATED ENTITIES
Schedule of ownership percentages and carrying value of our investments in unconsolidated entities
	December 31, 2015	December 31, 2014
Maui Timeshare Venture, LLC	$37,762	$32,919
Other	557	567

Total	$38,319	$33,486